UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II

LEGG MASON PARTNERS SHORT DURATION
MUNICIPAL INCOME FUND

FORM N-Q
JANUARY 31, 2007

Legg Mason Partners Short Duration Municipal Income Fund
Schedule of Investments (unaudited)
January 31, 2007

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 97.2%
Arizona — 8.1%
$3,105,000	AAA	University of Arizona, COP, Series A, AMBAC-Insured, 5.250% due 6/1/10	$3,237,211

California — 7.8%
3,000,000	AAA	Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, Series A, AMBAC-Insured, 5.000% due 8/1/11	3,154,860

Colorado — 3.0%
1,065,000	A+	Denver, CO, City & County, Airport Revenue, Series A, 14.000% due 11/15/08 (a)	1,191,245

Illinois — 7.8%
3,000,000	AAA	Illinois State Sales Tax Revenue, 5.000% due 6/15/11	3,138,390

Michigan — 5.9%
2,260,000	AAA	Michigan State Trunk Line, FGIC-Insured, 5.000% due 11/1/11	2,380,481

New Jersey — 7.8%
3,000,000	AAA	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, 5.000% due 6/15/11 (b)	3,148,200

New York — 4.2%
1,650,000	AAA	New York State Dormitory Authority Revenue, Fashion Institute of Technology Student Housing Corp., FGIC-Insured, 5.000% due 7/1/09	1,698,873

Puerto Rico — 7.7%
3,000,000	BBB	Puerto Rico Commonwealth, GO, Public Improvement, Series C, 6.000% due 7/1/08 (c)(d)	3,084,810

Tennessee — 3.8%
1,500,000	AA-	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/08	1,532,790

Texas — 24.6%
3,735,000	AAA	Northside, TX, ISD, GO, Series B, PSF-Guaranteed, SPA-Dexia Credit Local, 3.700% due 8/1/10 (c)(d)	3,704,821
3,000,000	AAA	San Antonio, TX, Hotel Occupancy Tax Subordinated Lien Revenue, Series B, AMBAC-Insured, 5.000% due 8/15/08 (c)(d)	3,052,920
3,000,000	AA	Texas State, GO, Transport Commission — Mobility Fund, 5.000% due 4/1/11	3,134,700

		Total Texas	9,892,441

Virginia — 12.6%
5,000,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	5,068,400

Wyoming — 3.9%
1,500,000	AAA	Sweetwater, WY, County Improvement Project, Powers Board Lease Revenue, MBIA-Insured, 5.000% due 12/15/11	1,564,905

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $39,434,927)	39,092,606

SHORT-TERM INVESTMENTS(e) — 1.7%
Michigan — 0.3%
100,000	A-1+	University of Michigan Revenue, Refunding, Hospital, Series A-2, 3.750%, 2/1/07	100,000

New York — 0.7%
300,000	A-1+	New York City, NY, TFA, New York City Recovery Project Revenue, Series 3, Subordinated Series 3-F, SPA-Royal Bank of Canada, 3.720%, 2/1/07	300,000

See Notes to Schedule of Investments.

Legg Mason Partners Short Duration Municipal Income Fund
Schedule of Investments (unaudited) (continued)
January 31, 2007

Face
Amount	Rating‡	Security	Value

Texas — 0.7%
$300,000	A-1+	Harris County, TX, Health Facilities Development Corp. Revenue, St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.730%, 2/1/07	$300,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $700,000)	700,000

		TOTAL INVESTMENTS — 98.9% (Cost — $40,134,927#)	39,792,606
		Other Assets in Excess of Liabilities — 1.1%	421,437

		TOTAL NET ASSETS — 100.0%	$40,214,043

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC — Ambac Assurance Corporation
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
IDA — Industrial Development Authority
ISD — Independent School District
MBIA — Municipal Bond Investors Assurance Corporation
PCR — Pollution Control Revenue
PSF — Permanent School Fund
RDA — Redevelopment Agency
SPA — Standby Bond Purchase Agreement
TFA — Transitional Finance Authority

Please see page 3 for definitions of ratings.

Summary of Investments by Industry* (unaudited)

Education	22.0%
Utilities	16.5%
General Obligation	15.6%
Public Facilities	11.8%
Transportation	9.0%
Tax Allocation	7.9%
Escrowed to Maturity	7.9%
Miscellaneous	7.7%
Finance	0.8%
Hospitals	0.8%

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2007 and are subject to change.
See Notes to Schedule of Investments.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s.
Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
The Legg Mason Partners Short Duration Municipal Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Trust II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$95,191
Gross unrealized depreciation	(437,512)

Net unrealized depreciation	$(342,321)

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Trust II

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: March 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: March 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino Chief Financial Officer

Date: March 29, 2007